Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net Income	$ 11,956	$ 23,547	$ 10,557
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	16,533	16,606	16,460
Employee retirement benefits	8,130	(5,052)	8,198
Deferred income taxes	(92)	5,785	(952)
Provision for uncollectible accounts	1,095	993	972
Equity in earnings of unconsolidated businesses, net of dividends received	(1,743)	(102)	77
Changes in current assets and liabilities, net of effects from acquisition/disposition of businesses
Accounts receivable	(2,745)	(843)	(1,717)
Inventories	(132)	56	(136)
Other assets	(695)	(143)	306
Accounts payable and accrued liabilities	1,412	925	1,144
Other, net	(3,088)	(2,954)	(3,423)
Net cash provided by operating activities	30,631	38,818	31,486
Cash Flows from Investing Activities
Capital expenditures (including capitalized software)	(17,191)	(16,604)	(16,175)
Acquisitions of investments and businesses, net of cash acquired	(182)	(494)	(913)
Acquisitions of wireless licenses	(354)	(580)	(4,298)
Proceeds from dispositions of wireless licenses	2,367	2,111	363
Proceeds from dispositions of businesses	120
Other, net	(616)	734	521
Net cash used in investing activities	(15,856)	(14,833)	(20,502)
Cash Flows from Financing Activities
Proceeds from long-term borrowings	30,967	49,166	4,489
Repayments of long-term borrowings and capital lease obligations	(17,669)	(8,163)	(6,403)
Decrease in short-term obligations, excluding current maturities	(475)	(142)	(1,437)
Dividends paid	(7,803)	(5,936)	(5,230)
Proceeds from sale of common stock	34	85	315
Purchase of common stock for treasury		(153)
Special distribution to noncontrolling interest		(3,150)	(8,325)
Acquisition of noncontrolling interest	(58,886)
Other, net	(3,873)	(5,257)	(4,662)
Net cash provided by (used in) financing activities	(57,705)	26,450	(21,253)
Increase (decrease) in cash and cash equivalents	(42,930)	50,435	(10,269)
Cash and cash equivalents, beginning of period	53,528	3,093	13,362
Cash and cash equivalents, end of period	$ 10,598	$ 53,528	$ 3,093